SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 ₪ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)
Accounting Policies [Line Items]
Advertising expenses		$ 15,000	$ 15,000	$ 10,000
Common Stock, Par or Stated Value Per Share | ₪ / shares					₪ 0.01		₪ 0.01
Amounts of severance payment expenses		$ 581	$ 522	431
Allowance for credit losses				$ 1,318		$ 2,749		$ 2,254	$ 1,107
Forecast [Member]
Accounting Policies [Line Items]
Amounts of severance payment expenses	$ 569
Minimum [Member]
Accounting Policies [Line Items]
Short Term Deposits Annual Interest Rate		0.50%	4.10%
Maximum [Member]
Accounting Policies [Line Items]
Short Term Deposits Annual Interest Rate		6.15%	7.01%